Borrowings (Tables)	3 Months Ended
Mar. 31, 2025
Borrowings
Schedule of external debt classification

	March 31,	December 31,
	2025	2024
	$’m	$’m

Non‑current
Senior Notes	2,165.0	2,164.2
Debentures and bank term loans	1,002.5	1,055.0
	3,167.5	3,219.2
Current
Senior Notes	47.9	19.3
Debentures and bank term loans	162.1	102.6
Letters of credit	5.1	6.8
	215.1	128.7

Total borrowings	3,382.6	3,347.9

Schedule of debt by debt instrument

	Principal
	amount					Carrying amount
	March 31,		Issue	Maturity		March 31,	December 31,
	2025	Currency	date	date	Interest rate	2025	2024
						$'m	$'m
Senior Notes
IHS Holding Limited	200.0M	USD	Nov'21	Nov'26	5.625%	203.6	200.8
IHS Holding Limited	500.0M	USD	Nov'21	Nov'28	6.250%	507.3	499.4
IHS Holding Limited	550.0M	USD	Nov'24	May'30	7.875%	556.4	545.4
IHS Holding Limited	650.0M	USD	Nov'24	Nov'31	8.250%	657.7	644.2
IHS Mauritius NG Holdco Limited	286.0M	USD	Sep'19	Sep'27	8.000%	287.9	293.7

Debentures
IHS Brasil - Cessão de Infraestruturas S.A.	1.2B	BRL	Sep'23	Aug'31	3.10% + CDI	187.1	177.6
IHS Brasil - Cessão de Infraestruturas S.A.	300.0M	BRL	Jun'24	Jun'32	2.80% + CDI	47.8	44.0
I-Systems Soluções de Infraestrutura S.A.	160.0M	BRL	Jun'24	May'32	2.10% + CDI	19.4	24.3

Bank Term Loans
IHS Côte d’Ivoire S.A.	8.8B	XOF	Dec'23	Dec'28	6.50%	14.0	14.4
IHS Côte d’Ivoire S.A.	69.5M	EUR	Dec'23	Dec'28	3.50% + 3M EURIBOR	73.6	75.5
IHS Holding Limited	255.0M	USD	Oct'24	Oct'29	4.50% + 3M SOFR	256.6	256.6
IHS Holding Limited	3.2B	ZAR	Oct'24	Oct'29	4.50% + 3M JIBAR	178.8	175.2
IHS Towers South Africa Proprietary Limited	3.3B	ZAR	May'22	May'29	2.75% + 3M JIBAR	176.1	174.8
IHS Zambia Limited	57.0M	USD	Dec'20	Dec'27	5.00% + CAS + 3M SOFR	57.3	62.2
INT Towers Limited(a)	123.8B	NGN	Jan'23	Jan'28	2.50% + MPR, 18% - 27% collar	85.5	91.6
I-Systems Soluções de Infraestrutura S.A.	400.0M	BRL	Oct'22	Oct'30	2.45% - 2.50% + CDI	68.4	61.4

Revolving Credit Facilities(b)
IHS Holding Limited	300.0M	USD	Mar'20	Oct'26	3.00% + CAS + 3M SOFR	—	—
IHS Nigeria Limited	55.0B	NGN	Jan'23	Jan'26	2.50% + MPR, 18% - 27% collar	—	—

Letters of Credit(b)
IHS Nigeria	356.5M	USD	Feb'22	Jun'25	12.00% - 15.39%	5.1	6.8
						3,382.6	3,347.9
a)	In April 2025, INT Towers Limited fully prepaid the outstanding balance on its term loan which was originally due to mature in January 2028 (note 20).
b)	Principal amount for revolving credit facilities and letters of credit are the available facilities at March 31, 2025.